Equity (Components of Accumulated Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance beginning of period	$ 10,649	$ 5,104	$ 11,397
OCI before reclassifications	(8,758)	9,224	(9,283)
Deferred income tax benefit (expense)	2,481	(3,487)	2,551
AOCI before reclassifications, net of income tax	4,372	10,841	4,665
Amounts reclassified from AOCI	614	163	661
Deferred income tax benefit (expense)	(215)	(121)	(222)
Amounts reclassified from AOCI, net of income tax	399	42	439
Balance end of period	4,771	10,649	5,104
Unrealized Investment Gains (Losses), Net of Related Offsets
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance beginning of period	15,159	8,183	13,588
OCI before reclassifications	(7,218)	11,197	(8,487)
Deferred income tax benefit (expense)	2,519	(3,419)	2,807
AOCI before reclassifications, net of income tax	10,460	15,961	7,908
Amounts reclassified from AOCI	(223)	(811)	411
Deferred income tax benefit (expense)	78	249	(136)
Amounts reclassified from AOCI, net of income tax	(145)	(562)	275
Balance end of period	10,315	15,159	8,183
Unrealized Gains (Losses) on Derivatives
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance beginning of period	1,076	231	831
OCI before reclassifications	(19)	669	(937)
Deferred income tax benefit (expense)	6	(261)	312
AOCI before reclassifications, net of income tax	1,063	639	206
Amounts reclassified from AOCI	608	717	36
Deferred income tax benefit (expense)	(213)	(280)	(11)
Amounts reclassified from AOCI, net of income tax	395	437	25
Balance end of period	1,458	1,076	231
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance beginning of period	(3,303)	(1,659)	(533)
OCI before reclassifications	(1,646)	(1,492)	(937)
Deferred income tax benefit (expense)	(1)	(208)	(189)
AOCI before reclassifications, net of income tax	(4,950)	(3,359)	(1,659)
Amounts reclassified from AOCI	0	77	0
Deferred income tax benefit (expense)	0	(27)	0
Amounts reclassified from AOCI, net of income tax	0	50	0
Balance end of period	(4,950)	(3,303)	(1,659)
Defined Benefit Plans Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance beginning of period	(2,283)	(1,651)	(2,489)
OCI before reclassifications	125	(1,150)	1,078
Deferred income tax benefit (expense)	(43)	401	(379)
AOCI before reclassifications, net of income tax	(2,201)	(2,400)	(1,790)
Amounts reclassified from AOCI	229	180	214
Deferred income tax benefit (expense)	(80)	(63)	(75)
Amounts reclassified from AOCI, net of income tax	149	117	139
Balance end of period	$ (2,052)	(2,283)	$ (1,651)
MetLife Assurance Limited
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amounts reclassified from AOCI		(314)
Deferred income tax benefit (expense)		80
Amounts reclassified from AOCI, net of income tax		(234)
MetLife Assurance Limited | Unrealized Investment Gains (Losses), Net of Related Offsets
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amounts reclassified from AOCI		(320)
Deferred income tax benefit (expense)		80
Amounts reclassified from AOCI, net of income tax		(240)
MetLife Assurance Limited | Unrealized Gains (Losses) on Derivatives
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amounts reclassified from AOCI		0
Deferred income tax benefit (expense)		0
Amounts reclassified from AOCI, net of income tax		0
MetLife Assurance Limited | Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amounts reclassified from AOCI		6
Deferred income tax benefit (expense)		0
Amounts reclassified from AOCI, net of income tax		6
MetLife Assurance Limited | Defined Benefit Plans Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amounts reclassified from AOCI		0
Deferred income tax benefit (expense)		0
Amounts reclassified from AOCI, net of income tax		$ 0